LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2021
LONG-TERM INVESTMENTS
Schedule of long-term investments

	March 31,	March 31,
	2020	2021
	RMB	RMB

Equity investments accounted for using the equity method
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	270,696	—
Beijing Gangjian Shoubao Cultural Media Center LLP (“Gangjian Shoubao”)	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	1,566	1,167
	276,762	5,667

Equity investments accounted for using the measurement alternative
Jincheng	—	282,761

Total long-term investments	276,762	288,428